UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2018 (Unaudited)

DWS Science and Technology Fund

(formerly Deutsche Science and Technology Fund)

	Shares	Value ($)
Common Stocks 98.9%
Consumer Discretionary 11.8%
Internet & Direct Marketing Retail 11.3%
Amazon.com, Inc.*	40,314	71,655,716
Booking Holdings, Inc.*	7,512	15,239,745
Netflix, Inc.*	33,927	11,448,666
		98,344,127
Media 0.5%
Walt Disney Co.	41,000	4,655,960
Health Care 1.9%
Biotechnology 0.3%
BioMarin Pharmaceutical, Inc.*	27,100	2,725,176
ViaCyte, Inc.* (a)	1,869	0
		2,725,176
Life Sciences Tools & Services 1.6%
Illumina, Inc.*	20,600	6,681,816
Thermo Fisher Scientific, Inc.	31,000	7,270,430
		13,952,246
Industrials 2.3%
Aerospace & Defense 1.5%
BWX Technologies, Inc.	78,500	5,162,160
Northrop Grumman Corp.	27,000	8,113,230
		13,275,390
Professional Services 0.8%
Verisk Analytics, Inc.*	59,900	6,626,138
Information Technology 82.3%
Communications Equipment 2.5%
Cisco Systems, Inc.	306,605	12,966,325
Lumentum Holdings, Inc.* (b)	168,000	8,778,000
		21,744,325
Electronic Equipment, Instruments & Components 2.1%
Amphenol Corp. "A"	123,480	11,546,615
CDW Corp.	84,500	7,105,605
		18,652,220
Internet Software & Services 20.1%
2U, Inc.*	132,800	10,047,648
Akamai Technologies, Inc.*	106,000	7,977,560
Alibaba Group Holding Ltd. (ADR)*	21,300	3,987,999
Alphabet, Inc. "A"*	33,791	41,468,991
Alphabet, Inc. "C"*	37,845	46,067,205
Facebook, Inc. "A"*	246,421	42,527,336
LogMeIn, Inc.	121,500	9,847,575
Spotify Technology SA*	56,500	10,329,895
Weibo Corp. (ADR)* (b)	39,500	3,268,625
		175,522,834
IT Services 13.4%
Amdocs Ltd.	91,000	6,149,780
Broadridge Financial Solutions, Inc.	43,749	4,942,762
Cognizant Technology Solutions Corp. "A"	110,269	8,986,923
EPAM Systems, Inc.*	64,527	8,402,061
Fidelity National Information Services, Inc.	115,663	11,928,325
FleetCor Technologies, Inc.*	30,500	6,618,500
Mastercard, Inc. "A"	32,484	6,431,832
PayPal Holdings, Inc.*	284,213	23,345,256
Visa, Inc. "A"	252,261	34,494,169
WNS Holdings Ltd. (ADR)*	127,700	6,213,882
		117,513,490
Semiconductors & Semiconductor Equipment 11.1%
Analog Devices, Inc.	70,000	6,729,800
Applied Materials, Inc.	225,271	10,954,929
Inphi Corp.* (b)	112,700	3,543,288
Intel Corp.	278,702	13,405,566
Microchip Technology, Inc.	109,107	10,193,867
Micron Technology, Inc.*	38,927	2,054,956
NVIDIA Corp.	122,402	29,971,354
Qorvo, Inc.*	79,976	6,538,838
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	170,320	7,018,887
Universal Display Corp. (b)	69,500	6,692,850
		97,104,335
Software 25.7%
Activision Blizzard, Inc.	246,910	18,128,132
Adobe Systems, Inc.*	98,244	24,038,342
Check Point Software Technologies Ltd.*	58,000	6,534,860
Globant SA*	170,802	9,469,263
Intuit, Inc.	56,000	11,437,440
Microsoft Corp.	843,700	89,499,696
Oracle Corp.	233,540	11,135,187
Rapid7, Inc.*	56,200	1,562,922
salesforce.com, Inc.*	213,178	29,237,363
ServiceNow, Inc.*	45,000	7,918,200
Synopsys, Inc.*	122,675	10,970,825
Take-Two Interactive Software, Inc.*	42,000	4,746,840
		224,679,070
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	340,558	64,804,782
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	12,271	5,390,405
Total Common Stocks (Cost $449,423,547)		864,990,498
Other Investments 0.1%
Adams Capital Management III LP (1.2% limited partnership interest)* (c)	—	88,430
Adams Capital Management LP (3.6% limited partnership interest)* (c)	—	48,398
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (c)	—	218,845
GeoCapital IV LP (2.9% limited partnership interest)* (c)	—	373,995
Total Other Investments (Cost $11,450,426)		729,668
Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc. Series A* (a) (Cost $0)	3,509	0
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (d) (e) (Cost $14,890,275)	14,890,275	14,890,275
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 1.86% (d) (Cost $9,760,672)	9,760,672	9,760,672
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $485,524,920)	101.8	890,371,113
Other Assets and Liabilities, Net	(1.8)	(16,074,970)
Net Assets	100.0	874,296,143

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (d) (e)
9,956,200	4,934,075	—	—	—	157,457	—	14,890,275	14,890,275
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 1.86% (d)
8,816,083	150,005,242	149,060,653	—	—	205,265	—	9,760,672	9,760,672
18,772,283	154,939,317	149,060,653	—	—	362,722	—	24,650,947	24,650,947

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2018 amounted to $14,309,089, which is 1.6% of net assets.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP **	October 1997 to April 2008	4,029,217	88,430	0.01
Adams Capital Management LP **	August 2000 to November 2000	1,863,749	48,398	0.00
Alloy Ventures 2000 LP **	April 2000 to August 2007	3,896,857	218,845	0.02
GeoCapital IV LP **	April 1996 to March 2000	1,660,603	373,995	0.04
Total Restricted Securities		11,450,426	729,668	0.12

**	These securities represent venture capital funds.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.w
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (f)
Consumer Discretionary	$103,000,087	$—	$—	$103,000,087
Health Care	16,677,422	—	0	16,677,422
Industrials	19,901,528	—	—	19,901,528
Information Technology	720,021,056	—	—	720,021,056
Real Estate	5,390,405	—	—	5,390,405
Other Investments (g)	—	—	—	729,668
Preferred Stock	—	—	0	0
Short-Term Investments (f)	24,650,947	—	—	24,650,947
Total	$889,641,445	$—	$0	$890,371,113

There have been no transfers between fair value measurement levels during the period ended July 31, 2018.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Investments measured at NAV as a practical expedient.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Science and Technology Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018